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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     (No. 002-34393)                                                         [X]

     Pre-Effective Amendment No. ___                                         [ ]

     Post-Effective Amendment No. 129                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    (No. 811-1879)                                                           [X]

    Amendment No. 112                                                        [X]

                        (Check appropriate box or boxes.)

                              JANUS INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                 151 Detroit Street, Denver, Colorado 80206-4805
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 303-333-3863

  Stephanie Grauerholz-Lofton - 151 Detroit Street, Denver, Colorado 80206-4805
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on February 16, 2010 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     (Post-Effective Amendment No. 127)

                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 127 under the Securities Act of 1933, as amended, and Amendment No. 110 under the Investment Company Act of 1940, as amended, was filed pursuant to Rule 485(a)(2) on November 24, 2009 (the "Amendment") and pursuant to that paragraph would become effective on February 12, 2010.

This Post-Effective Amendment No. 129 under the Securities Act of 1933, as amended, and Amendment No. 112 under the Investment Company Act of 1940, as amended, is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 16, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 129 incorporates by reference the information contained in Parts A, B and C of the Amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 11th day of February, 2010.

JANUS INVESTMENT FUND


                                        By: /s/ Robin C. Beery
                                            ------------------------------------
                                            Robin C. Beery, President and
                                            Chief Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 ("Declaration of Trust"), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                Title                          Date
---------                                -------------------------------------   -----------------


/s/ Robin C. Beery                       President and Chief Executive Officer   February 11, 2010
--------------------------------------   (Principal Executive Officer)
Robin C. Beery


/s/ Jesper Nergaard                      Vice President, Chief Financial         February 11, 2010
--------------------------------------   Officer, Treasurer and Principal
Jesper Nergaard                          Accounting Officer (Principal
                                         Financial Officer and Principal
                                         Accounting Officer)



William F. McCalpin*                     Chairman and Trustee                    February 11, 2010
--------------------------------------
William F. McCalpin


Jerome S. Contro*                        Trustee                                 February 11, 2010
--------------------------------------
Jerome S. Contro


John W. McCarter, Jr.*                   Trustee                                 February 11, 2010
--------------------------------------
John W. McCarter, Jr.


Dennis B. Mullen*                        Trustee                                 February 11, 2010
--------------------------------------
Dennis B. Mullen


James T. Rothe*                          Trustee                                 February 11, 2010
--------------------------------------
James T. Rothe


William D. Stewart*                      Trustee                                 February 11, 2010
--------------------------------------
William D. Stewart


Martin H. Waldinger*                     Trustee                                 February 11, 2010
--------------------------------------
Martin H. Waldinger


Linda S. Wolf*                           Trustee                                 February 11, 2010
--------------------------------------
Linda S. Wolf


/s/ Stephanie Grauerholz-Lofton
--------------------------------------
*By Stephanie Grauerholz-Lofton
    Attorney-in-Fact
    Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009